SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,576,382	$ 1,032,360	$ 3,204,858	$ 2,094,588	$ 3,382,432	$ 3,109,515
Cost of revenues	(839,347)	(493,630)	(2,162,815)	(1,479,636)	(1,958,632)	(1,708,334)
Gross profit	737,035	538,730	1,042,043	614,952	1,423,800	1,401,181
Share of loss from operation of associate	(1)	(16,664)	(118)	(41,751)	(9,843)	(152)
Selling, general and administrative expenses and other income			(1,368,689)	(963,849)	(1,456,934)	(1,285,740)
Profit (Loss) from operations			(326,764)	(390,648)	(42,977)	115,289
Total assets	4,050,529	3,733,769	4,050,529	3,733,769	4,162,840	3,752,974
Capital expenditure			39,953	104,939	138,343	32,479
MALAYSIA
Segment Reporting Information [Line Items]
Revenue			3,204,858	2,094,588	3,382,432	3,109,515
Cost of revenues			(2,162,815)	(1,479,636)	(1,958,632)	(1,708,334)
Gross profit			1,042,043	614,952	1,423,800	1,401,181
Share of loss from operation of associate			(118)	(41,751)	(9,843)	(152)
Selling, general and administrative expenses and other income			(1,060,317)	(832,765)	(1,229,726)	(1,039,411)
Profit (Loss) from operations			(18,392)	(259,564)	184,231	361,618
Total assets	4,017,442	3,692,978	4,017,442	3,692,978	4,127,080	3,717,927
Capital expenditure			39,953	104,939	138,343	32,479
Non-Malaysia [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Gross profit
Share of loss from operation of associate
Selling, general and administrative expenses and other income			(308,372)	(131,084)	(227,208)	(246,329)
Profit (Loss) from operations			(308,372)	(131,084)	(227,208)	(246,329)
Total assets	33,087	40,791	33,087	40,791	35,760	35,047
Capital expenditure
Fintech [Member]
Segment Reporting Information [Line Items]
Revenue			1,259,162	988,436	1,257,270	1,444,946
Cost of revenues			(809,867)	(539,252)	(680,714)	(796,421)
Gross profit			449,295	449,184	576,556	648,525
Share of loss from operation of associate
Selling, general and administrative expenses and other income			(391,947)	(308,236)	(475,263)	(611,142)
Profit (Loss) from operations			57,348	140,948	101,293	37,383
Total assets	1,159,937	1,194,048	1,159,937	1,194,048	1,357,920	1,783,875
Capital expenditure			11,441	33,559	45,127	15,438
Regtech [Member]
Segment Reporting Information [Line Items]
Revenue			1,488,384	901,311	1,801,730	1,356,969
Cost of revenues			(893,493)	(352,247)	(844,455)	(646,251)
Gross profit			594,891	549,064	957,275	710,718
Share of loss from operation of associate			(118)	(41,751)	(4,032)
Selling, general and administrative expenses and other income			(686,698)	(335,145)	(631,910)	(414,730)
Profit (Loss) from operations			(91,925)	172,168	321,333	295,988
Total assets	2,032,230	1,298,290	2,032,230	1,298,290	1,805,491	1,210,566
Capital expenditure			20,045	36,489	60,002	10,476
RPA [Member]
Segment Reporting Information [Line Items]
Revenue			457,312	204,841	323,432	307,600
Cost of revenues			(459,455)	(588,137)	(433,463)	(265,662)
Gross profit			(2,143)	(383,296)	(110,031)	41,938
Share of loss from operation of associate					(5,811)	(152)
Selling, general and administrative expenses and other income			(290,044)	(320,468)	(349,761)	(259,868)
Profit (Loss) from operations			(292,187)	(703,764)	(465,603)	(218,082)
Total assets	$ 858,362	$ 1,241,431	858,362	1,241,431	999,429	758,533
Capital expenditure			$ 8,467	$ 34,891	$ 33,214	$ 6,565